Other Financial Assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Financial Assets

NOTE 10. OTHER FINANCIAL ASSETS

As of the indicated dates, the balances of “Other Financial Assets” relate to:

	12.31.18	12.31.17	01.01.17
Debtors from Spot Sales of Foreign Currency Pending Settlement	1,947,184	3,550,645	5,918
Debtors from Spot Sales of Government Securities Pending Settlement	1,607,601	1,355,413	1,312,067
Sundry Debtors	810,757	441,191	447,246
Mutual Funds	4,264,431	4,516,228	4,544,877
Others	417,959	475,779	409,473

Total	9,047,932	10,339,256	6,719,581

Related-party information is disclosed in Note 52.